Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Schedule of Acquisitions

The table below reflects the Company’s preliminary estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions:

Acquisition date	AtlantaNAP July 1, 2014	Neo July 1, 2014
Cash	$—	$4.2
Other current assets	0.3	13.1
Property and equipment	9.7	42.9
Deferred tax assets, net	0.1	—
Intangibles	30.4	13.4
Goodwill	13.7	25.2
Other assets	—	2.4

Total assets acquired	54.2	101.2

Current liabilities	1.4	10.6
Deferred revenue	0.3	6.3
Capital lease obligations	—	—
Deferred tax liability, net	—	6.2

Total liabilities assumed	1.7	23.1

Net assets acquired	52.5	78.1
Less cash acquired	—	(4.2)

Net consideration paid	$52.5	$73.9

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions:

Acquisition date	Access October 1, 2013	FiberLink October 2, 2013	CoreXchange March 4, 2014	Geo May 16, 2014
Cash	$1.2	$—	$—	$13.7
Other current assets	2.3	0.8	0.6	10.7
Property and equipment	11.5	15.9	3.2	219.5
Deferred tax assets, net	—	7.7	0.2	—
Intangibles	18.0	19.3	11.0	61.2
Goodwill	24.0	19.8	3.6	92.3
Other assets	—	0.1	—	9.8

Total assets acquired	57.0	63.6	18.6	407.2

Current liabilities	1.0	1.3	0.5	18.9
Deferred revenue	5.1	19.2	0.4	44.3
Capital lease obligations	—	—	0.2	—
Deferred tax liability, net	9.6	—	—	38.0

Total liabilities assumed	15.7	20.5	1.1	101.2

Net assets acquired	41.3	43.1	17.5	306.0
Less cash acquired	(1.2)	—	—	(13.7)

Net consideration paid	$40.1	$43.1	$17.5	$292.3

The table below reflects the Company’s estimates of the acquisition date fair values of the acquired assets and liabilities assumed from its Fiscal 2012 acquisitions:

Acquisition date	360networks December 1, 2011	MarquisNet December 31, 2011	Arialink May 1, 2012
Cash	$709	$—	$74
Other current assets	10,722	64	97
Property and equipment	167,116	1,295	8,873
Deferred tax assets, net	88,600	—	741
Intangibles	23,959	7,874	6,807
Goodwill	96,811	4,735	3,753
Other assets	214	—	31

Total assets acquired	388,131	13,968	20,376

Current liabilities	32,304	254	1,295
Deferred revenue	45,455	—	2,685
Other liabilities	3,472	133	945

Total liabilities assumed	81,231	387	4,925

Net assets acquired	306,900	13,581	15,451
Net assets contributed to OVS	11,700	—	1,752
Less cash acquired	(709)	—	(74)

Net consideration paid	$317,891	$13,581	$17,129

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2013 acquisitions:

Acquisition date	AboveNet July 2, 2012	Fibergate August 31, 2012	USCarrier October 1, 2012	First Telecom December 14, 2012	Litecast December 31, 2012	Core NAP May 31, 2013
Cash	$141,586	$2,278	$—	$—	$—	$—
Other current assets	46,501	4,912	1,297	5,901	256	198
Property and equipment	1,477,320	58,975	19,361	63,543	386	2,507
Deferred tax assets, net	42,126	—	1,986	19,238	51	—
Intangibles	480,366	35,963	6,820	17,135	12,510	4,105
Goodwill	381,634	53,783	5,376	48,382	9,867	986
Other assets	12,564	58	27	60	—	—

Total assets acquired	2,582,097	155,969	34,867	154,259	23,070	7,796

Current liabilities	78,371	1,508	3,742	4,560	209	543
Deferred revenue	146,016	2,541	2,206	39,999	701	—
Other liabilities	6,081	—	—	—	—	173
Deferred tax liability, net	—	31,307	—	—	—	—

Total liabilities assumed	230,468	35,356	5,948	44,559	910	716

Net assets acquired	2,351,629	120,613	28,919	109,700	22,160	7,080
Cost method investment in USCarrier	—	—	(12,827)	—	—	—
Less cash acquired	(141,586)	(2,278)	—	—	—	—

Net consideration paid	$2,210,043	$118,335	$16,092	$109,700	$22,160	$7,080

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions:

Acquisition date	Corelink August 1, 2013	Access October 1, 2013	Fiberlink October 2, 2013	CoreXchange March 4, 2014	Geo May 16, 2014
Cash	$93	$1,162	$1	$—	$13,739
Other current assets	521	2,284	811	893	11,060
Property and equipment	15,856	11,453	15,960	3,009	219,535
Deferred tax assets, net	—	—	7,658	158	—
Intangibles	156	18,000	19,300	10,148	61,164
Goodwill	2,950	23,898	19,755	4,458	91,249
Other assets	545	—	142	44	9,873

Total assets acquired	20,121	56,797	63,627	18,710	406,620

Current liabilities	718	957	1,286	607	22,226
Deferred revenue	219	5,054	19,203	395	40,807
Capital lease obligations	14,240	—	—	205	—
Deferred tax liability, net	2,962	9,556	—	—	37,516

Total liabilities assumed	18,139	15,567	20,489	1,207	100,549

Net assets acquired	1,982	41,230	43,138	17,503	306,071
Less cash acquired	(93)	(1,162)	(1)	—	(13,739)

Net consideration paid	$1,889	$40,068	$43,137	$17,503	$292,332

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the net deferred tax liabilities are as follows:

Geo May 16, 2014
Deferred income tax assets:
Net operating loss carry forwards	$2.5
Deferred revenue	4.4

Total deferred income tax assets	6.9

Deferred income tax liabilities:
Property and equipment	(32.7)
Intangible assets	(12.2)

Total deferred income tax liabilities	(44.9)

Net deferred income tax liabilities	$(38.0)

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	June 30,
	2013	2014
Deferred income tax assets
Net operating loss carry forwards	$530,972	$431,931
Alternate minimum tax credit carryforwards	181	6,834
Deferred revenue	106,560	190,727
Accrued expenses	19,737	22,344
Other liabilities	7,754	7,622
Reserves against accounts receivable	3,332	6,390
Other	7,948	2,076

Total deferred income tax assets	676,484	667,924
Valuation allowance	—	(2,174)

Net deferred tax assets	676,484	665,750
Deferred income tax liabilities
Property and equipment	331,517	374,393
Intangible assets	220,551	237,289
Debt issuance costs	31,674	27,261

Total deferred income tax liabilities	583,742	638,943

Net deferred income tax assets	$92,742	$26,807

Schedule Of Pro-Forma Financial Information

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2013.

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Revenue	$323.9	$303.3	$644.5	$602.3
Net income/(loss)	3.8	(39.2)	(106.7)	(68.4)

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2012.

	Year Ended June 30, (Unaudited)
	2013	2014
Revenue	$1,086,462	$1,174,823
Loss from continuing operations	$(265,328)	$(184,667)

Acquisitions [Member]
Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	360networks	AboveNet	Geo
	December 1, 2011	July 2, 2012	May 16, 2014
Deferred income tax assets:
Net operating loss carry forwards	$33,111	$405,292	$2,529
Property and equipment	41,071	—	—
Deferred revenue	16,456	49,140	4,908
Accrued expenses	2,301	12,243	—
Allowance for doubtful accounts	16	2,435	—

Total deferred income tax assets	92,955	469,110	7,437

Deferred income tax liabilities:
Property and equipment	—	(249,963)	(32,720)
Intangible assets	(4,355)	(177,021)	(12,233)

Total deferred income tax liabilities	(4,355)	(426,984)	(44,953)

Net deferred income tax assets/(liabilities)	$88,600	$42,126	$(37,516)